Property, Plant and Equipment - Summary of Property Plant and Equipment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	$ 31,050	$ 31,050
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	31,050	29,045
IFRS 16 adoption (Note 20 and Note 33)			$ 280
Additions	4,153	2,836
Disposals	(55)	(12)
Asset impairments (Note 8)	(2,690)	(41)
Depreciation and amortization	(1,691)	(1,510)
Transfers between classifications	0	0
Decommissioning and restoration provision change in estimate	489	(279)
Capitalized borrowing costs (Note 10)	275	293
Other		(54)
Changes in foreign exchange rates	(456)	664
Closing net book value		31,050
Net book value	31,355
Exploration and Evaluation
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	1,908	1,908
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	1,908	1,774
IFRS 16 adoption (Note 20 and Note 33)			0
Additions	119	144
Disposals	0	0
Asset impairments (Note 8)	(1,129)	(31)
Depreciation and amortization	0	0
Transfers between classifications	5	0
Decommissioning and restoration provision change in estimate	0	0
Capitalized borrowing costs (Note 10)	0	0
Other		0
Changes in foreign exchange rates	(18)	21
Closing net book value		1,908
Net book value	885
Mineral Properties
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	14,705	14,705
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	14,705	13,801
IFRS 16 adoption (Note 20 and Note 33)			0
Additions	0	86
Disposals	(2)	0
Asset impairments (Note 8)	(485)	(6)
Depreciation and amortization	(325)	(372)
Transfers between classifications	(112)	1,050
Decommissioning and restoration provision change in estimate	444	(250)
Capitalized borrowing costs (Note 10)	115	108
Other		2
Changes in foreign exchange rates	(158)	290
Closing net book value		14,705
Net book value	14,182
Land, Buildings, Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	9,357	9,357
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	9,357	5,742
IFRS 16 adoption (Note 20 and Note 33)			280
Additions	201	710
Disposals	(53)	(12)
Asset impairments (Note 8)	(1,008)	(4)
Depreciation and amortization	(774)	(595)
Transfers between classifications	418	3,307
Decommissioning and restoration provision change in estimate	45	(29)
Capitalized borrowing costs (Note 10)	0	0
Other		(56)
Changes in foreign exchange rates	(114)	182
Closing net book value		9,357
Net book value	8,352
Capitalized Production Stripping Costs
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	2,566	2,566
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	2,566	2,298
IFRS 16 adoption (Note 20 and Note 33)			0
Additions	757	761
Disposals	0	0
Asset impairments (Note 8)	(68)	0
Depreciation and amortization	(592)	(543)
Transfers between classifications	13	0
Decommissioning and restoration provision change in estimate	0	0
Capitalized borrowing costs (Note 10)	0	0
Other		0
Changes in foreign exchange rates	(32)	50
Closing net book value		2,566
Net book value	2,644
Construction In Progress
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	2,514	2,514
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	2,514	5,430
IFRS 16 adoption (Note 20 and Note 33)			$ 0
Additions	3,076	1,135
Disposals	0	0
Asset impairments (Note 8)	0	0
Depreciation and amortization	0	0
Transfers between classifications	(324)	(4,357)
Decommissioning and restoration provision change in estimate	0	0
Capitalized borrowing costs (Note 10)	160	185
Other		0
Changes in foreign exchange rates	(134)	121
Closing net book value		2,514
Net book value	5,292
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	47,753	47,753
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	47,753	43,873
Closing net book value		47,753
Net book value	49,356
Cost | Exploration and Evaluation
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	1,908	1,908
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	1,908	1,774
Closing net book value		1,908
Net book value	885
Cost | Mineral Properties
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	20,444	20,444
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	20,444	19,160
Closing net book value		20,444
Net book value	20,155
Cost | Land, Buildings, Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	17,452	17,452
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	17,452	12,948
Closing net book value		17,452
Net book value	16,951
Cost | Capitalized Production Stripping Costs
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	5,435	5,435
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	5,435	4,561
Closing net book value		5,435
Net book value	6,073
Cost | Construction In Progress
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	2,514	2,514
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	2,514	5,430
Closing net book value		2,514
Net book value	5,292
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	(16,703)	(16,703)
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	(16,703)	(14,828)
Closing net book value		(16,703)
Net book value	(18,001)
Accumulated depreciation | Exploration and Evaluation
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	0	0
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	0	0
Closing net book value		0
Net book value	0
Accumulated depreciation | Mineral Properties
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	(5,739)	(5,739)
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	(5,739)	(5,359)
Closing net book value		(5,739)
Net book value	(5,973)
Accumulated depreciation | Land, Buildings, Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	(8,095)	(8,095)
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	(8,095)	(7,206)
Closing net book value		(8,095)
Net book value	(8,599)
Accumulated depreciation | Capitalized Production Stripping Costs
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	(2,869)	(2,869)
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	(2,869)	(2,263)
Closing net book value		(2,869)
Net book value	(3,429)
Accumulated depreciation | Construction In Progress
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	0	0
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	0	0
Closing net book value		$ 0
Net book value	$ 0